Consolidated Statements of Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Income (Loss)
Sales	$ 842,428	$ 681,491
Cost of sales	652,403	534,695
Mine operating income	190,025	146,796
Other Expenses [abstract]
General and administration	64,073	61,456
Foreign exchange loss	10,885	8,866
Impairment of mineral properties, plant and equipment	90,615	182,842
Write-off of mineral properties	5,985	5,874
Other (income) expenses	18,874	1,310
Operating expenses (income), total	190,432	260,348
Operating loss	(407)	(113,552)
Other income (loss)
Investment gains	12,395
Interest and finance costs, net	(21,790)	(12,057)
(Loss) gain on derivatives	(1,249)	500
Financial income (expense), total	(10,644)	(11,557)
Loss before income taxes	(11,051)	(125,109)
Income taxes
Current income tax expense	42,636	35,783
Deferred income tax expense (recovery)	(10,057)	(24,986)
Total tax expense	32,579	10,797
Net loss for the year	(43,630)	(135,906)
Net loss attributable to:
Fortuna shareholders	(50,836)	(128,132)
Non-controlling interest	$ 7,206	$ (7,774)
Loss per share
Basic	$ (0.17)	$ (0.44)
Diluted	$ (0.17)	$ (0.44)
Weighted average number of common shares outstanding (000's)
Basic	295,067	291,281
Diluted	295,067	291,281